CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash	$ 376	$ 285
Short-term deposit	261	107
Cash subject to restriction	45	232
Cash and cash equivalents	$ 682	$ 624	$ 627	$ 642